Long-term debt (Narrative) (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($) share	Dec. 31, 2016 CAD ($) share	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Revolving credit facility	$ 19,482	$ 30,000
Convertible debenture	350,000	350,000
Accordion feature	$ 100,000	$ 100,000
London Interbank Offered Rates Libor [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.22%				4.22%
Applicable margin facility	$ 19,500				$ 15.0
Convertible debenture (2016) [Member]
Disclosure of detailed information about borrowings [line items]
Convertible debenture	50,000			$ 50,000
Borrowings, interest rate				4.00%
Conversion price | share				19.08
Convertible debenture (2017) [Member]
Disclosure of detailed information about borrowings [line items]
Convertible debenture			$ 300,000
Borrowings, interest rate			4.00%
Conversion price | share			22.89
Revolving credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facility	400,000
Bottom of range [member] | Revolving credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facility	350,000
Top of range [member] | Revolving credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facility	$ 500,000